Basis of Presentation - Summary of Insurance Investment Results (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure in tabular form of insurance investment results in the consolidated income statement of income [line items]
Investment return	$ (215)		$ 197	$ 1,068	$ 991
Insurance finance income (expense) from insurance and reinsurance contracts held	213		(212)	(1,012)	(1,092)
Movement in investment contract liabilities	27		(11)	(40)	(52)
Insurance investment results	$ 25	$ (9)	$ (26)	$ 16	$ (153)